U.S. Small Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
INVESTMENT OBJECTIVE
The investment objective of the U.S. Small Cap Growth Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Small Cap Growth Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	U.S. Small Cap Growth Portfolio Institutional Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		U.S. Small Cap Growth Portfolio Institutional Class
Management Fee		0.35%
Other Expenses		0.06%
Total Annual Fund Operating Expenses		0.41%
Fee Waiver and/or Expense Reimbursement	[1]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.40%
[1]	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the U.S. Small Cap Growth Portfolio. The Amended and Restated Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Example
This Example is meant to help you compare the cost of investing in the U.S. Small Cap Growth Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
U.S. Small Cap Growth Portfolio | Institutional Class | USD ($)	41	131	229	517

Portfolio Turnover
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the U.S. Small Cap Growth Portfolio’s portfolio turnover rate was 19% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The U.S. Small Cap Growth Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of U.S. small cap companies that Dimensional Fund Advisors LP (the “Advisor”) determines to have high profitability and valuation ratios relative to other U.S. small cap companies at the time of purchase. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. small cap company, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Companies are considered to have high valuation ratios primarily because a company’s shares have a high market value in relation to their book value (a “market to book ratio”) when compared with other U.S. small cap companies. In assessing high valuation ratio companies, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. Securities of companies that have high valuation ratios are often considered to be growth stocks. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Growth Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Small Cap Growth Portfolio, the Advisor considers Small Cap companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE MKT LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2014, the market capitalization of a small cap company was $3,938 million or below. This dollar amount will change due to market conditions.

The U.S. Small Cap Growth Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio does not intend to use derivatives for purposes of speculation or leveraging investment returns.

The U.S. Small Cap Growth Portfolio may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer specific events will cause the value of securities, and the U.S. Small Cap Growth Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Investment Strategy Risk: Securities that have high valuation ratios and high profitability may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Small Cap Growth Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Small Cap Growth Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Small Cap Growth Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The U.S. Small Cap Growth Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the U.S. Small Cap Growth Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the U.S. Small Cap Growth Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
U.S. Small Cap Growth Portfolio Institutional Class Shares Total Returns (%)

January 2013-December 2014
Highest Quarter	Lowest Quarter
11.58 (1/13-3/13)	-5.79 (7/14-9/14)

Periods ending December 31, 2014 Annualized Returns (%)
Average Annual Total Returns - U.S. Small Cap Growth Portfolio	One Year	Since Inception	Inception Date
Institutional Class	4.23%	21.97%	Dec. 20, 2012
Institutional Class | Return After Taxes on Distributions	3.93%	21.50%	Dec. 20, 2012
Institutional Class | Return After Taxes on Distributions and Sale of Portfolio Shares	2.59%	16.97%	Dec. 20, 2012
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes on sales)	5.60%	22.50%